INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, limitations on use	$ 298,400,000
Deferred Tax Assets Valuation Allowance	78,261,000	$ 75,003,000
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	3,300,000
Uncertain tax positions	0
Accrued interest and penalties related to uncertain tax positions	0
Tax Year 2037 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	233,600,000
Indefinitely [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 74,700,000